ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 11 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2020	2019

Accrued payroll and related costs	$18,938	$20,662
Accrued vacation	5,582	6,639
Labor union contribution	1,440	2,089
Deferred revenue	2,143	1,652
Payroll support program funding	1,019	-
Other	3,765	4,153
Total accrued expenses and other current liabilities	$32,887	$35,195